Right-of-use assets and leases liabilities - Undiscounted cash flows for lease liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Undiscounted cash flows for lease liabilities
Total minimum lease payments	$ 70,466,603
Less discounted cash flows	17,540,981
Present value of minimum lease payments	52,925,622	$ 31,033,687	$ 27,912,873
2023
Undiscounted cash flows for lease liabilities
Total minimum lease payments	15,318,324
2024
Undiscounted cash flows for lease liabilities
Total minimum lease payments	12,018,371
2025
Undiscounted cash flows for lease liabilities
Total minimum lease payments	9,357,237
2026
Undiscounted cash flows for lease liabilities
Total minimum lease payments	7,888,419
2027
Undiscounted cash flows for lease liabilities
Total minimum lease payments	7,237,779
Thereafter
Undiscounted cash flows for lease liabilities
Total minimum lease payments	$ 18,646,473